Intangible assets	6 Months Ended
Jun. 30, 2021
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
The change in intangible assets breaks down as follows:

(in thousands of euros)	As of December 31, 2020	Increases	Decreases	Transfer	As of June 30, 2021
Patents	65	—	—	—	65
Software	651	4	—	—	656
Intangible assets in progress	—	—	—	—	—
Gross book value of intangible assets	717	4	—	—	721
Patents	(65)	—	—	—	(65)
Software	(630)	(14)	—	—	(644)
Accumulated depreciation of intangible assets (1)	(695)	(14)	—	—	(709)
Net book value of intangible assets	21	(10)	—	—	12
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses
No impairment losses were recognized in application of IAS 36 - Impairment of Assets in the periods presented.